Other Liabilities, Provisions and Commitments - Additional Information (Detail) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of contingent liabilities [line items]
Tax contingencies payable to former shareholders	$ 899	$ 899
Aggregate amount claimed against company	102,659
Extraordinary benefit	1,083
Commitments for the Purchase of property, plant and equipment	726	432
Brazil
Disclosure of contingent liabilities [line items]
Tax contingencies amount	55,288
Litigation amount	10,721	$ 7,342	$ 10,471
Value Added Tax | Brazil
Disclosure of contingent liabilities [line items]
Tax contingencies amount	8,573
Tax Credits | Brazil
Disclosure of contingent liabilities [line items]
Tax contingencies amount	30,821
Federal Taxes | Brazil
Disclosure of contingent liabilities [line items]
Tax contingencies amount	4,766
Liabilities of amortization of goodwill of business acquisition | Brazil
Disclosure of contingent liabilities [line items]
Tax contingencies amount	8,549
Operations Of Third Party | Brazil
Disclosure of contingent liabilities [line items]
Tax contingencies amount	$ 2,579